Consolidated Statements of Stockholders' Deficit (FY) - USD ($) $ in Thousands	Total	June 2020 Notes	November 2019 Notes, Seller Notes and ABG Notes	ABL Facility	Better Choice	Bona Vida	Halo	Series F Preferred Stock	Series E Preferred Stock	Series E Preferred Stock Better Choice	Common Stock	Common Stock Better Choice	Common Stock Bona Vida	Common Stock Halo	Common Stock Series F Preferred Stock	Common Stock Series A Preferred Stock	Common Stock Series E Preferred Stock	Convertible Preferred Stock Series F Preferred Stock	Convertible Preferred Stock Series A Preferred Stock	Additional Paid-In Capital	Additional Paid-In Capital June 2020 Notes	Additional Paid-In Capital November 2019 Notes, Seller Notes and ABG Notes	Additional Paid-In Capital ABL Facility	Additional Paid-In Capital Better Choice	Additional Paid-In Capital Bona Vida	Additional Paid-In Capital Halo	Additional Paid-In Capital Series F Preferred Stock	Additional Paid-In Capital Series E Preferred Stock	Accumulated Deficit	Accumulated Deficit Series F Preferred Stock
Balance (in shares) at Dec. 31, 2018											11,661,485								2,391,403
Balance at Dec. 31, 2018	$ (3,042)										$ 12								$ 2	$ 13,642									$ (16,698)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Shares pursuant to private placement and Exchange Transaction (in shares)																			69,115
Shares issued pursuant to private placement and Exchange Transaction	150																			150
Shares and warrants issued pursuant to private issuance of public equity (PIPE)- net proceeds (in shares)											5,744,991
Shares and warrants issued pursuant to private issuance of public equity (PIPE)- net proceeds	15,676										$ 6									15,670
Share-based compensation (in shares)											1,118,786
Share-based compensation	10,281										$ 1									10,280
Shares issued to third parties for services (in shares)											1,008,500
Shares issued to third parties for services	3,477										$ 1									3,476
Warrants issued to third parties for services	2,968																			2,968
Warrants issued in connection with the Notes	313																			313
Conversion of stock and warrants (in shares)																2,460,518	1,581,841		(2,460,518)
Conversion of stock and warrants									$ 9,492							$ 2	$ 2		$ (2)									$ 9,490
Acquisition of treasury shares (in shares)											(1,011,748)
Acquisition of treasury shares	(6,071)										$ (1)									(6,070)
Acquisition of business (in shares)												3,915,856	18,103,273	2,134,390
Acquisition of business					$ 23,564	$ 108,620	$ 3,885					$ 4	$ 18	$ 2										$ 23,560	$ 108,602	$ 3,883
Guarantor warrants	4,180																			4,180
Warrant exercise (in shares)											1,259,498
Warrant exercise	4,007										$ 1									4,006
Net and comprehensive loss available to common stockholders	(184,571)																												(184,571)
Balance at Dec. 31, 2019	$ (7,071)										$ 48							$ 0	$ 0	194,150									(201,269)
Balance (in shares) at Dec. 31, 2019											47,977,390							0	0
Balance (in shares) at Dec. 31, 2018									0
Balance at Dec. 31, 2018									$ 0
Redeemable Series E Convertible Preferred Stock
Acquisition of Better Choice (shares)										2,633,678
Acquisition of Better Choice										$ 20,058
Conversion of Series E Preferred Stock (in shares)									1,246,300
Conversion of Series E Preferred Stock									$ (9,492)
Balance (in shares) at Dec. 31, 2019	1,387,378								1,387,378
Balance at Dec. 31, 2019									$ 10,566
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Shares pursuant to private placement and Exchange Transaction (in shares)											308,642
Shares issued pursuant to private placement and Exchange Transaction	$ 500																			500
Share-based compensation (in shares)											455,956
Share-based compensation	2,485										$ 1									2,484
Shares and warrants issued to third party for contract termination (in shares)											72,720
Shares and warrants issued to third party for contract termination	198																			198
Shares issued to third parties for services (in shares)											125,000
Shares issued to third parties for services	125																			125
Warrants issued to third parties for services	2,594																			2,594
Net and comprehensive loss available to common stockholders	(9,488)																												(9,488)
Balance at Mar. 31, 2020	(10,657)										$ 49									200,051									(210,757)
Balance (in shares) at Mar. 31, 2020											48,939,708
Balance (in shares) at Mar. 31, 2020									1,387,378
Balance at Mar. 31, 2020									$ 10,566
Balance (in shares) at Dec. 31, 2019											47,977,390							0	0
Balance at Dec. 31, 2019	(7,071)										$ 48							$ 0	$ 0	194,150									(201,269)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Shares pursuant to private placement and Exchange Transaction (in shares)											308,642							21,702
Shares issued pursuant to private placement and Exchange Transaction	500							$ 13,916												500							$ 8,501			$ 5,415
Share-based compensation (in shares)											455,956
Share-based compensation	8,940										$ 1									8,939
Shares and warrants issued to third party for contract termination (in shares)											72,720
Shares and warrants issued to third party for contract termination	198																			198
Shares issued to third parties for services (in shares)											1,160,000							100
Shares issued to third parties for services	1,372										$ 1									1,371
Warrants issued to third parties for services	10,132																			10,132
Warrants issued in connection with the Notes		$ 337		$ 230																	$ 337		$ 230
Beneficial conversion feature of June 2020 Notes		$ 1,163																			$ 1,163
Modification of conversion feature for November 2019 Notes, Seller Notes, and ABG Notes			$ 528																			$ 528
Modification of warrants	43																			43
Conversion of stock and warrants (in shares)											1,837,690				96,000			(48)
Conversion of stock and warrants	1,048										$ 2									1,046
Beneficial conversion feature of Series F shares																											5,349			$ (5,349)
Net and comprehensive loss available to common stockholders	(59,438)																												(59,438)
Balance at Dec. 31, 2020	$ (28,102)										$ 52							$ 0		232,487									(260,641)
Balance (in shares) at Dec. 31, 2020											51,908,398							21,754
Balance (in shares) at Dec. 31, 2019	1,387,378								1,387,378
Balance at Dec. 31, 2019									$ 10,566
Redeemable Series E Convertible Preferred Stock
Conversion of Series E Preferred Stock (in shares)									(1,387,378)
Conversion of Series E Preferred Stock									$ (10,566)
Balance (in shares) at Dec. 31, 2020	0								0
Balance at Dec. 31, 2020									$ 0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Shares pursuant to private placement and Exchange Transaction (in shares)											3,280,400
Shares issued pursuant to private placement and Exchange Transaction	$ 4,072										$ 3									4,069
Share-based compensation (in shares)											105,222
Share-based compensation	2,544																			2,544
Shares issued to third parties for services (in shares)											30,000
Shares issued to third parties for services	46																			46
Conversion of stock and warrants (in shares)															8,896,030			(4,448)
Conversion of stock and warrants															$ 9												$ (9)
Net and comprehensive loss available to common stockholders	(12,850)																												(12,850)
Balance at Mar. 31, 2021	$ (32,980)										$ 66							$ 0		$ 240,847									$ (273,893)
Balance (in shares) at Mar. 31, 2021											66,004,348							17,306